Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	104 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000167850
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000167848
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	21.94%	11.58%		12.72%
C000167849
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	27.41%	12.08%		12.70%
C000188122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000105120
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000105118
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	5.70%	3.58%			3.41%
C000105119
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.75%	3.55%			3.15%
C000188118
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000115833
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000115831
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	12.29%	12.80%			11.42%
C000115832
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	17.21%	13.27%			11.40%
C000188120
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Without Sales Load [Member] | C000167850
Average Annual Return [Line Items]
Average Annual Return, Percent	29.63%	13.19%		13.78%
Without Sales Load [Member] | C000167848
Average Annual Return [Line Items]
Average Annual Return, Percent	29.36%	12.91%		13.49%
Without Sales Load [Member] | C000167849
Average Annual Return [Line Items]
Average Annual Return, Percent	28.41%	12.08%		12.70%
Without Sales Load [Member] | C000188122
Average Annual Return [Line Items]
Average Annual Return, Percent	29.70%	13.25%	13.62%
Without Sales Load [Member] | C000105120
Average Annual Return [Line Items]
Average Annual Return, Percent	9.83%	4.58%			4.04%
Without Sales Load [Member] | C000105118
Average Annual Return [Line Items]
Average Annual Return, Percent	9.56%	4.32%			3.78%
Without Sales Load [Member] | C000105119
Average Annual Return [Line Items]
Average Annual Return, Percent	8.75%	3.55%			3.15%
Without Sales Load [Member] | C000188118
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%	4.58%	4.01%
Without Sales Load [Member] | C000115833
Average Annual Return [Line Items]
Average Annual Return, Percent	19.44%	14.42%			12.35%
Without Sales Load [Member] | C000115831
Average Annual Return [Line Items]
Average Annual Return, Percent	19.13%	14.14%			12.08%
Without Sales Load [Member] | C000115832
Average Annual Return [Line Items]
Average Annual Return, Percent	18.21%	13.27%			11.40%
Without Sales Load [Member] | C000188120
Average Annual Return [Line Items]
Average Annual Return, Percent	19.48%	14.46%	13.98%
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	26.12%	11.36%		11.31%
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	26.12%	11.36%		11.31%
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	26.12%	11.36%		11.31%
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	26.12%	11.36%	10.83%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.52%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.52%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)			1.52%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.46%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%	15.77%			13.35%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%	15.77%	14.97%
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	10.13%	6.07%			4.96%
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	10.13%	6.07%			4.96%
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	10.13%	6.07%			4.96%
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	10.13%	6.07%	5.30%